Other Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income [Abstract]
Net gains (losses) on disposal of loans		€ (4)	€ 19	€ (128)
Insurance premiums	[1]	3	4	89
Net income (loss) from hedge relationships qualifying for hedge accounting		(497)	(609)	(370)
Consolidated investments		0	0	362
Remaining other income	[2]	712	112	1,100
Total other income (loss)		€ 215	€ (475)	€ 1,053

[1]	Net of reinsurance premiums paid. The development is primarily driven by Abbey Life Assurance Company Limited which has been sold in 2016.
[2]	Includes net gains (losses) of EUR141million, EUR-81million and EUR744million for the years ended December31, 2018, 2017 and 2016, respectively, that are related to non-current assets and disposal groups held for sale.